NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
3,217,219 Shares (cost $30,178,424)	$31,887,792
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
708,014 Shares (cost $5,648,691)	6,788,369
Ivy Fund Variable Insurance Portfolios, Inc.- Bond (WRBDP)
1,932,186 Shares (cost $10,363,896)	10,811,739
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
1,473,969 Shares (cost $14,949,585)	17,555,708
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
680,874 Shares (cost $4,493,717)	4,670,389
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
273,141 Shares (cost $1,521,172)	1,746,655
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
1,008,038 Shares (cost $6,130,039)	6,782,783
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
1,930,996 Shares (cost $16,206,724)	20,039,102
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
3,036,967 Shares (cost $9,629,239)	10,601,445
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
787,835 Shares (cost $6,038,833)	6,703,686
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
277,900 Shares (cost $4,917,390)	4,803,578
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
67,882 Shares (cost $1,148,854)	1,501,187
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
470,171 Shares (cost $3,057,650)	4,085,836
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2,478,745 Shares (cost $2,478,745)	2,478,745
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
115,064 Shares (cost $506,874)	593,568
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
5,777 Shares (cost $26,312)	30,757
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
210,677 Shares (cost $971,168)	1,110,060
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
235,256 Shares (cost $1,100,115)	1,263,749
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
19,864 Shares (cost $89,533)	106,085
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
341,473 Shares (cost $2,049,170)	2,212,200
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
943,574 Shares (cost $14,112,096)	15,785,425
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,209,458 Shares (cost $10,848,926)	12,735,830
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
168,205 Shares (cost $2,260,364)	2,822,769

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
1,417,994 Shares (cost $8,254,135)	8,582,127

Total Investments	$175,699,584

Accounts payable	(34)

$175,699,550

Contract Owners’ Equity:
Accumulation units	175,699,550

Total Contract Owners’ Equity (note 8)	$175,699,550

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,097,209	328,043	123,912	367,536	151,138	44,153	3,681	-

Net investment income (loss)	2,097,209	328,043	123,912	367,536	151,138	44,153	3,681	-

Realized gain (loss) on investments	1,937,828	1,017,752	178,856	11,686	278,986	(18,974)	(24,099)	(329,097)
Change in unrealized gain (loss) on investments	18,242,518	1,051,268	606,200	210,084	2,569,964	632,116	325,475	1,296,380

Net gain (loss) on investments	20,180,346	2,069,020	785,056	221,770	2,848,950	613,142	301,376	967,283

Reinvested capital gains	547,196	-	90,306	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,824,751	2,397,063	999,274	589,306	3,000,088	657,295	305,057	967,283

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$117,074	689,144	58,177	58,226	-	1,101	1,556	28,918

Net investment income (loss)	117,074	689,144	58,177	58,226	-	1,101	1,556	28,918

Realized gain (loss) on investments	403,403	(48,305)	193,685	(174,330)	(6,860)	29,841	-	(77,954)
Change in unrealized gain (loss) on investments	1,703,266	725,945	631,589	711,797	450,355	906,054	-	57,425

Net gain (loss) on investments	2,106,669	677,640	825,274	537,467	443,495	935,895	-	(20,529)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,223,743	1,366,784	883,451	595,693	443,495	936,996	1,556	8,389

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$4,916	310	5,353	6,533	894	36,239	-	-

Net investment income (loss)	4,916	310	5,353	6,533	894	36,239	-	-

Realized gain (loss) on investments	3,334	2,973	12,763	24,944	5,748	(174,897)	406,788	208,932
Change in unrealized gain (loss) on investments	59,977	(1,069)	88,638	90,040	2,738	634,696	957,997	2,648,743

Net gain (loss) on investments	63,311	1,904	101,401	114,984	8,486	459,799	1,364,785	2,857,675

Reinvested capital gains	9,795	590	8,819	11,635	1,533	-	424,518	-

Net increase (decrease) in contract owners’ equity resulting from operations	$78,022	2,804	115,573	133,152	10,913	496,038	1,789,303	2,857,675

Investment Activity:	WRSCV	WRVP
Reinvested dividends	$1,897	68,408

Net investment income (loss)	1,897	68,408

Realized gain (loss) on investments	(25,554)	38,207
Change in unrealized gain (loss) on investments	631,271	1,251,569

Net gain (loss) on investments	605,717	1,289,776

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$607,614	1,358,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		WRASP		WRBP		WRBDP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,097,209	1,876,280	328,043	96,957	123,912	110,919	367,536	335,132
Realized gain (loss) on investments	1,937,828	(559,726)	1,017,752	407,775	178,856	84,730	11,686	(83,728)
Change in unrealized gain (loss) on investments	18,242,518	28,147,942	1,051,268	2,853,135	606,200	483,508	210,084	345,485
Reinvested capital gains	547,196	4,075,381	-	2,620,420	90,306	31,930	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,824,751	33,539,877	2,397,063	5,978,287	999,274	711,087	589,306	596,889

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,910,607	22,469,747	3,788,125	4,112,101	728,568	823,385	1,139,405	1,126,563
Transfers between funds	-	-	(1,323,317)	1,589,854	(27,273)	(117,100)	1,679,457	(288,588)
Surrenders (note 6)	(7,904,321)	(7,103,980)	(1,386,792)	(1,123,006)	(345,160)	(213,826)	(418,659)	(382,325)
Death Benefits (note 4)	(1,240,788)	(131,846)	(284,285)	(50,002)	(177,317)	(12,400)	(158,432)	(21,924)
Net policy repayments (loans) (note 5)	(807,632)	(1,624,584)	(167,003)	(415,042)	(27,444)	(59,026)	(36,329)	(99,868)
Deductions for surrender charges (note 2d)	(867,448)	(786,068)	(164,313)	(130,308)	(32,026)	(34,444)	(48,368)	(28,775)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,920,030)	(10,660,606)	(1,868,649)	(2,085,312)	(423,863)	(458,687)	(634,160)	(683,109)
Asset charges (note 3):	(737,894)	(637,094)	(135,256)	(123,447)	(30,430)	(27,172)	(44,685)	(39,290)
Adjustments to maintain reserves	540	899	(1,051)	33	26	42	(54)	83

Net equity transactions	(1,566,966)	1,526,468	(1,542,541)	1,774,871	(334,919)	(99,228)	1,478,175	(417,233)

Net change in contract owners’ equity	21,257,785	35,066,345	854,522	7,753,158	664,355	611,859	2,067,481	179,656
Contract owners’ equity beginning of period	154,441,765	119,375,420	31,033,256	23,280,098	6,124,016	5,512,157	8,744,255	8,564,599

Contract owners’ equity end of period	$175,699,550	154,441,765	31,887,778	31,033,256	6,788,371	6,124,016	10,811,736	8,744,255

CHANGES IN UNITS:
Beginning units	10,955,243	10,882,938	1,273,678	1,194,768	450,307	458,921	560,116	587,907
Units purchased	1,739,846	2,231,559	149,225	258,393	55,323	67,793	177,560	77,831
Units redeemed	(1,846,854)	(2,159,254)	(218,620)	(179,483)	(79,391)	(76,407)	(84,572)	(105,622)

Ending units	10,848,235	10,955,243	1,204,283	1,273,678	426,239	450,307	653,104	560,116

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRCEP		WRDIV		WRENG		WRGNR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$151,138	128,409	44,153	32,290	3,681	-	-	-
Realized gain (loss) on investments	278,986	(59,244)	(18,974)	(64,960)	(24,099)	(176,541)	(329,097)	(394,602)
Change in unrealized gain (loss) on investments	2,569,964	2,817,049	632,116	620,385	325,475	524,448	1,296,380	2,734,764
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,000,088	2,886,214	657,295	587,715	305,057	347,907	967,283	2,340,162

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,642,759	1,867,829	766,569	856,045	284,040	341,433	991,717	1,135,732
Transfers between funds	47,652	(396,730)	(71,339)	(256,451)	5,692	35,073	(337,365)	493,036
Surrenders (note 6)	(679,359)	(689,350)	(151,801)	(144,443)	(48,750)	(129,670)	(351,309)	(226,723)
Death Benefits (note 4)	(202,199)	(16,374)	(15,386)	(1,964)	-	-	(4,336)	(2,371)
Net policy repayments (loans) (note 5)	(125,886)	(73,746)	3,027	(31,179)	(15,989)	(20,450)	(27,800)	(86,430)
Deductions for surrender charges (note 2d)	(65,429)	(54,126)	(24,696)	(18,611)	(11,880)	(8,940)	(59,493)	(39,718)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(927,305)	(977,272)	(292,573)	(321,031)	(123,798)	(128,247)	(418,694)	(451,020)
Asset charges (note 3):	(72,410)	(61,949)	(18,809)	(15,878)	(6,798)	(5,364)	(25,786)	(21,365)
Adjustments to maintain reserves	150	55	(286)	-	(32)	11	(191)	37

Net equity transactions	(382,027)	(401,663)	194,706	66,488	82,485	83,846	(233,257)	801,178

Net change in contract owners’ equity	2,618,061	2,484,551	852,001	654,203	387,542	431,753	734,026	3,141,340
Contract owners’ equity beginning of period	14,937,640	12,453,089	3,818,395	3,164,192	1,359,113	927,360	6,048,759	2,907,419

Contract owners’ equity end of period	$17,555,701	14,937,640	4,670,396	3,818,395	1,746,655	1,359,113	6,782,785	6,048,759

CHANGES IN UNITS:
Beginning units	1,448,890	1,498,057	300,580	293,626	127,417	122,135	406,222	339,047
Units purchased	171,105	230,090	60,689	82,283	27,888	41,665	74,345	130,076
Units redeemed	(211,463)	(279,257)	(45,341)	(75,329)	(21,036)	(36,383)	(91,447)	(62,901)

Ending units	1,408,532	1,448,890	315,928	300,580	134,269	127,417	389,120	406,222

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRGP		WRHIP		WRIP		WRI2P
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$117,074	61,157	689,144	637,205	58,177	75,122	58,226	118,845
Realized gain (loss) on investments	403,403	206,739	(48,305)	(83,435)	193,685	115,596	(174,330)	(241,991)
Change in unrealized gain (loss) on investments	1,703,266	3,313,806	725,945	2,119,596	631,589	1,036,511	711,797	1,066,162
Reinvested capital gains	-	451,970	-	-	-	-	-	191,149

Net increase (decrease) in contract owners’ equity resulting from operations	2,223,743	4,033,672	1,366,784	2,673,366	883,451	1,227,229	595,693	1,134,165

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,040,600	2,351,760	1,408,524	1,055,229	893,851	1,024,713	659,585	708,423
Transfers between funds	(540,044)	(344,351)	875,637	411,176	(178,062)	(87,504)	(218,374)	23,484
Surrenders (note 6)	(862,295)	(861,797)	(918,289)	(303,961)	(277,391)	(203,620)	(182,497)	(121,718)
Death Benefits (note 4)	(230,136)	(16,855)	(37,212)	(2,445)	(8,903)	(413)	(4,572)	(143)
Net policy repayments (loans) (note 5)	(110,751)	(164,986)	(55,466)	(51,820)	(61,378)	(70,278)	28,394	(85,224)
Deductions for surrender charges (note 2d)	(74,106)	(104,134)	(70,562)	(46,945)	(35,802)	(35,436)	(32,194)	(17,383)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,087,833)	(1,208,226)	(525,801)	(523,537)	(380,839)	(403,595)	(274,284)	(286,743)
Asset charges (note 3):	(90,976)	(81,684)	(41,740)	(33,835)	(27,902)	(23,321)	(19,060)	(16,014)
Adjustments to maintain reserves	(304)	14	(18)	66	215	5	312	16

Net equity transactions	(955,845)	(430,259)	635,073	503,928	(76,211)	200,551	(42,690)	204,698

Net change in contract owners’ equity	1,267,898	3,603,413	2,001,857	3,177,294	807,240	1,427,780	553,003	1,338,863
Contract owners’ equity beginning of period	18,771,199	15,167,786	8,599,586	5,422,292	5,896,445	4,468,665	4,250,580	2,911,717

Contract owners’ equity end of period	$20,039,097	18,771,199	10,601,443	8,599,586	6,703,685	5,896,445	4,803,583	4,250,580

CHANGES IN UNITS:
Beginning units	1,816,155	1,864,826	450,821	416,203	510,503	490,926	255,671	239,881
Units purchased	206,481	282,810	116,331	92,883	79,772	110,069	42,195	59,430
Units redeemed	(300,456)	(331,481)	(83,282)	(58,265)	(84,644)	(90,492)	(44,620)	(43,640)

Ending units	1,722,180	1,816,155	483,870	450,821	505,631	510,503	253,246	255,671

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMIC		WRMCG		WRMMP		WRMSP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	1,101	-	1,556	34,235	28,918	38,364
Realized gain (loss) on investments	(6,860)	(52,461)	29,841	(48,842)	-	-	(77,954)	(26,516)
Change in unrealized gain (loss) on investments	450,355	341,947	906,054	881,307	-	-	57,425	45,923
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	443,495	289,486	936,996	832,465	1,556	34,235	8,389	57,771

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	175,358	195,233	441,818	464,418	217,089	1,047,129	23,959	136,634
Transfers between funds	(27,585)	40,915	338,283	20,733	485,453	(1,419,160)	(741,564)	(41,398)
Surrenders (note 6)	(36,695)	(52,812)	(118,441)	(49,063)	(86,011)	(873,004)	(16,385)	(50,464)
Death Benefits (note 4)	(698)	-	(7,051)	(303)	(216)	(2,277)	(215)	-
Net policy repayments (loans) (note 5)	(5,944)	(14,558)	1,662	(34,328)	(35,845)	(32,014)	5,048	(15,146)
Deductions for surrender charges (note 2d)	(5,682)	(8,965)	(27,100)	(16,232)	(9,219)	(23,240)	(2,209)	(7,211)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(83,693)	(77,700)	(194,281)	(188,429)	(202,535)	(313,412)	(11,955)	(61,476)
Asset charges (note 3):	(5,820)	(4,039)	(14,170)	(9,889)	(12,405)	(15,554)	(714)	(3,241)
Adjustments to maintain reserves	54	16	427	20	55	101	61	20

Net equity transactions	9,295	78,090	421,147	186,927	356,366	(1,631,431)	(743,974)	(42,282)

Net change in contract owners’ equity	452,790	367,576	1,358,143	1,019,392	357,922	(1,597,196)	(735,585)	15,489
Contract owners’ equity beginning of period	1,048,399	680,823	2,727,687	1,708,295	2,120,800	3,717,996	735,585	720,096

Contract owners’ equity end of period	$1,501,189	1,048,399	4,085,830	2,727,687	2,478,722	2,120,800	-	735,585

CHANGES IN UNITS:
Beginning units	84,255	77,305	208,820	191,804	172,365	305,253	65,711	69,712
Units purchased	15,409	21,935	55,442	52,263	55,743	85,326	2,126	14,182
Units redeemed	(14,013)	(14,985)	(26,498)	(35,247)	(26,805)	(218,214)	(67,837)	(18,183)

Ending units	85,651	84,255	237,764	208,820	201,303	172,365	-	65,711

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPAP		WRPCP		WRPMP		WRPMAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,916	539	310	31	5,353	400	6,533	1,069
Realized gain (loss) on investments	3,334	8,655	2,973	(1,265)	12,763	(1,922)	24,944	(22,006)
Change in unrealized gain (loss) on investments	59,977	28,653	(1,069)	5,716	88,638	62,095	90,040	103,469
Reinvested capital gains	9,795	1,228	590	55	8,819	739	11,635	1,916

Net increase (decrease) in contract owners’ equity resulting from operations	78,022	39,075	2,804	4,537	115,573	61,312	133,152	84,448

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	101,289	67,112	4,584	15,606	96,057	63,680	142,172	122,695
Transfers between funds	87,528	246,284	(12,175)	18,906	297,544	565,574	582,215	138,614
Surrenders (note 6)	(14)	(3)	-	-	(10,438)	(56,555)	(99,364)	-
Death Benefits (note 4)	-	-	-	-	-	-	(16,681)	-
Net policy repayments (loans) (note 5)	12	-	-	-	8,110	12	(41)	(4,397)
Deductions for surrender charges (note 2d)	(1,459)	(96)	-	-	(4,353)	(4,796)	(1,872)	(12)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,400)	(32,347)	(5,547)	(4,191)	(74,780)	(40,313)	(76,014)	(54,435)
Asset charges (note 3):	(2,560)	(925)	(153)	(177)	(3,709)	(1,478)	(4,441)	(2,366)
Adjustments to maintain reserves	8	5	4	3	(1)	6	12	217

Net equity transactions	146,404	280,030	(13,287)	30,147	308,430	526,130	525,986	200,316

Net change in contract owners’ equity	224,426	319,105	(10,483)	34,684	424,003	587,442	659,138	284,764
Contract owners’ equity beginning of period	369,143	50,038	41,242	6,558	686,062	98,620	604,613	319,849

Contract owners’ equity end of period	$593,569	369,143	30,759	41,242	1,110,065	686,062	1,263,751	604,613

CHANGES IN UNITS:
Beginning units	40,776	6,816	4,209	756	72,678	12,323	65,322	41,711
Units purchased	20,607	38,229	454	3,928	40,730	71,913	73,757	31,158
Units redeemed	(4,629)	(4,269)	(1,793)	(475)	(8,999)	(11,558)	(19,795)	(7,547)

Ending units	56,754	40,776	2,870	4,209	104,409	72,678	119,284	65,322

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPMCP		WRRESP		WRSTP		WRSCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$894	113	36,239	42,437	-	-	-	35,295
Realized gain (loss) on investments	5,748	495	(174,897)	(295,346)	406,788	282,083	208,932	60,756
Change in unrealized gain (loss) on investments	2,738	13,625	634,696	597,434	957,997	3,440,216	2,648,743	2,519,387
Reinvested capital gains	1,533	240	-	-	424,518	775,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,913	14,473	496,038	344,525	1,789,303	4,498,033	2,857,675	2,615,438

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,242	14,683	347,237	420,687	1,652,969	1,889,167	1,153,594	1,300,921
Transfers between funds	(4,537)	42,702	(122,877)	(150,569)	(364,226)	(191,496)	(76,365)	(54,777)
Surrenders (note 6)	-	-	(83,612)	(81,723)	(848,102)	(692,074)	(565,758)	(508,700)
Death Benefits (note 4)	-	-	(2,460)	(318)	(33,294)	(177)	(24,313)	(2,980)
Net policy repayments (loans) (note 5)	-	-	(2,676)	(12,461)	(91,347)	(173,304)	(64,449)	(72,160)
Deductions for surrender charges (note 2d)	-	-	(18,066)	(15,567)	(77,862)	(89,374)	(48,080)	(60,568)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,402)	(10,690)	(166,014)	(153,391)	(884,821)	(949,196)	(623,852)	(631,860)
Asset charges (note 3):	(569)	(496)	(9,715)	(7,025)	(70,957)	(61,130)	(51,465)	(42,139)
Adjustments to maintain reserves	2	14	130	27	428	36	73	9

Net equity transactions	(5,264)	46,213	(58,053)	(340)	(717,212)	(267,548)	(300,615)	(72,254)

Net change in contract owners’ equity	5,649	60,686	437,985	344,185	1,072,091	4,230,485	2,557,060	2,543,184
Contract owners’ equity beginning of period	100,436	39,750	1,774,218	1,430,033	14,713,321	10,482,836	10,178,765	7,635,581

Contract owners’ equity end of period	$106,085	100,436	2,212,203	1,774,218	15,785,412	14,713,321	12,735,825	10,178,765

CHANGES IN UNITS:
Beginning units	10,445	4,759	139,765	139,263	997,593	1,022,358	768,404	776,562
Units purchased	1,514	6,952	25,103	47,329	113,543	166,144	86,347	132,400
Units redeemed	(2,017)	(1,266)	(29,259)	(46,827)	(161,908)	(190,909)	(108,568)	(140,558)

Ending units	9,942	10,445	135,609	139,765	949,228	997,593	746,183	768,404

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSCV		WRVP
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,897	-	68,408	127,761
Realized gain (loss) on investments	(25,554)	(148,747)	38,207	(24,949)
Change in unrealized gain (loss) on investments	631,271	701,666	1,251,569	1,491,655
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	607,614	552,919	1,358,184	1,594,467

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	340,157	376,450	857,339	952,119
Transfers between funds	(227,197)	(95,418)	(127,161)	(182,809)
Surrenders (note 6)	(98,753)	(93,624)	(318,446)	(245,519)
Death Benefits (note 4)	(2,579)	(156)	(30,503)	(744)
Net policy repayments (loans) (note 5)	8,254	(19,005)	(33,791)	(89,174)
Deductions for surrender charges (note 2d)	(14,459)	(10,685)	(38,218)	(30,502)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,383)	(164,395)	(429,554)	(451,992)
Asset charges (note 3):	(11,634)	(9,389)	(35,730)	(29,927)
Adjustments to maintain reserves	112	34	408	29

Net equity transactions	(163,482)	(16,188)	(155,656)	(78,519)

Net change in contract owners’ equity	444,132	536,731	1,202,528	1,515,948
Contract owners’ equity beginning of period	2,378,646	1,841,915	7,379,604	5,863,656

Contract owners’ equity end of period	$2,822,778	2,378,646	8,582,132	7,379,604

CHANGES IN UNITS:
Beginning units	170,711	170,721	553,829	557,298
Units purchased	23,352	33,753	64,805	92,724
Units redeemed	(33,806)	(33,763)	(76,055)	(96,193)

Ending units	160,257	170,711	542,579	553,829

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $817,320 and $950,117, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%.The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $2,387,882 and $1,553,159, respectively, and total transfers from the Account to the fixed account were $2,648,303 and $4,567,736, respectively.

(7) Fair Value Measurements

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$175,699,584	0	$175,699,584

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$3,219,981	$4,237,733
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	576,961	755,817
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	1,359,392	1,371,078
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	970,154	1,249,140
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	260,182	241,208
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	213,780	189,681
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	1,278,832	949,735
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	1,091,195	1,494,598
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	2,321,954	2,273,649
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	419,771	613,456
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	711,283	536,953
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	177,494	170,634
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	152,835	182,676
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	597,345	597,345
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	855,866	777,912
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	12,357	15,691
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	14,510	17,483
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	48,009	60,772
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	123,589	148,533
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)	36,613	42,361
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	459,794	284,897
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	757,262	1,164,050
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	573,466	782,398
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	416,241	390,687
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	498,955	537,162

Total	$17,147,821	$19,085,649

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	1,204,283	$26.478642	$31,887,778	1.09%	8.67%
2009	0.00%	1,273,678	24.365072	31,033,256	0.37%	25.05%
2008	0.00%	1,194,768	19.485036	23,280,098	0.44%	-25.79%
2007	0.00%	1,124,176	26.258105	29,518,731	0.72%	44.11%
2006	0.00%	949,996	18.220578	17,309,476	0.38%	20.15%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.00%	426,239	15.926209	6,788,371	1.97%	17.11%
2009	0.00%	450,307	13.599646	6,124,016	2.00%	13.23%
2008	0.00%	458,921	12.011125	5,512,157	0.11%	-21.00%
2007	0.00%	447,252	15.203256	6,799,687	1.43%	13.67%
2006	0.00%	444,334	13.375394	5,943,142	1.43%	11.21%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.00%	653,104	16.554386	10,811,736	3.58%	6.04%
2009	0.00%	560,116	15.611508	8,744,255	3.85%	7.16%
2008	0.00%	587,907	14.567948	8,564,599	0.10%	0.31%
2007	0.00%	542,976	14.522699	7,885,477	4.70%	5.67%
2006	0.00%	371,000	13.743617	5,098,882	4.70%	4.24%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.00%	1,408,532	12.463828	17,555,701	0.99%	20.89%
2009	0.00%	1,448,890	10.309713	14,937,640	1.00%	24.02%
2008	0.00%	1,498,057	8.312827	12,453,089	0.19%	-34.77%
2007	0.00%	1,466,892	12.743751	18,693,706	0.65%	14.03%
2006	0.00%	1,429,256	11.176032	15,973,411	0.91%	16.99%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.00%	315,928	14.783101	4,670,396	1.11%	16.37%
2009	0.00%	300,580	12.703422	3,818,395	0.97%	17.88%
2008	0.00%	293,626	10.776266	3,164,192	0.09%	-35.91%
2007	0.00%	215,972	16.815229	3,631,619	1.06%	16.72%
2006	0.00%	139,064	14.407005	2,003,496	1.68%	15.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.00%	134,269	13.008624	1,746,655	0.27%	21.96%
2009	0.00%	127,417	10.666656	1,359,113	0.00%	40.48%
2008	0.00%	122,135	7.592901	927,360	0.11%	-46.15%
2007	0.00%	60,804	14.099137	857,284	0.56%	51.30%
2006	0.00%	20,580	9.318860	191,782	0.81%	-6.81%	5/1/2006
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.00%	389,120	17.431089	6,782,785	0.00%	17.06%
2009	0.00%	406,222	14.890278	6,048,759	0.00%	73.64%
2008	0.00%	339,047	8.575270	2,907,419	1.56%	-61.46%
2007	0.00%	245,536	22.250106	5,463,202	0.03%	43.50%
2006	0.00%	160,974	15.505001	2,495,902	0.48%	25.49%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.00%	1,722,180	11.635890	20,039,097	0.64%	12.58%
2009	0.00%	1,816,155	10.335681	18,771,199	0.37%	27.07%
2008	0.00%	1,864,826	8.133620	15,167,786	0.00%	-36.27%
2007	0.00%	1,922,372	12.763222	24,535,661	0.00%	25.81%
2006	0.00%	1,949,096	10.144681	19,772,957	0.00%	5.04%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.00%	483,870	21.909693	10,601,443	7.25%	14.86%
2009	0.00%	450,821	19.075390	8,599,586	8.91%	46.42%
2008	0.00%	416,203	13.027998	5,422,292	0.67%	-21.82%
2007	0.00%	405,540	16.663667	6,757,784	8.22%	3.86%
2006	0.00%	344,698	16.044215	5,530,409	7.63%	10.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.00%	505,631	$13.258058	$6,703,685	0.97%	14.79%
2009	0.00%	510,503	11.550265	5,896,445	1.51%	26.89%
2008	0.00%	490,926	9.102522	4,468,665	0.27%	-42.15%
2007	0.00%	435,056	15.733472	6,844,941	0.63%	21.29%
2006	0.00%	368,214	12.971313	4,776,219	0.64%	20.99%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.00%	253,246	18.968050	4,803,583	1.37%	14.09%
2009	0.00%	255,671	16.625196	4,250,580	3.38%	36.97%
2008	0.00%	239,881	12.138174	2,911,717	0.58%	-42.26%
2007	0.00%	188,046	21.022230	3,953,146	1.79%	9.88%
2006	0.00%	135,698	19.132236	2,596,206	2.37%	29.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.00%	85,651	17.526815	1,501,189	0.00%	40.85%
2009	0.00%	84,255	12.443171	1,048,399	0.00%	41.29%
2008	0.00%	77,305	8.806965	680,823	0.00%	-48.03%
2007	0.00%	68,470	16.947723	1,160,411	0.00%	6.49%
2006	0.00%	62,844	15.915113	1,000,169	0.00%	12.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.00%	237,764	17.184395	4,085,830	0.03%	31.56%
2009	0.00%	208,820	13.062384	2,727,687	0.00%	46.66%
2008	0.00%	191,804	8.906463	1,708,295	0.04%	-36.23%
2007	0.00%	147,970	13.965952	2,066,542	0.02%	12.62%
2006	0.00%	82,972	12.401416	1,028,970	0.56%	8.56%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.00%	201,303	12.313388	2,478,722	0.07%	0.08%
2009	0.00%	172,365	12.304120	2,120,800	1.08%	1.02%
2008	0.00%	305,253	12.180048	3,717,996	2.07%	2.18%
2007	0.00%	137,904	11.919671	1,643,770	4.47%	4.62%
2006	0.00%	156,676	11.393726	1,785,123	4.17%	4.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	65,711	11.194246	735,585	5.33%	8.37%
2008	0.00%	69,712	10.329575	720,096	1.08%	-10.95%
2007	0.00%	62,676	11.599517	727,011	3.59%	3.40%
2006	0.00%	52,984	11.217790	594,363	5.55%	4.77%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	0.00%	56,754	10.458627	593,569	1.06%	15.53%
2009	0.00%	40,776	9.052939	369,143	0.31%	23.32%
2008	0.00%	6,816	7.341195	50,038	0.00%	-26.59%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2010	0.00%	2,870	10.717396	30,759	1.01%	9.38%
2009	0.00%	4,209	9.798581	41,242	0.09%	12.95%
2008	0.00%	756	8.674899	6,558	0.00%	-13.25%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2010	0.00%	104,409	10.631889	1,110,065	0.62%	12.63%
2009	0.00%	72,678	9.439750	686,062	0.12%	17.95%
2008	0.00%	12,323	8.002916	98,620	0.00%	-19.97%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	0.00%	119,284	10.594475	1,263,751	0.75%	14.46%
2009	0.00%	65,322	9.255891	604,613	0.25%	20.70%
2008	0.00%	41,711	7.668205	319,849	0.00%	-23.32%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2010	0.00%	9,942	10.670425	106,085	0.93%	10.97%
2009	0.00%	10,445	9.615664	100,436	0.14%	15.12%
2008	0.00%	4,759	8.352486	39,750	0.00%	-16.48%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.00%	135,609	$16.313102	$2,212,203	1.85%	28.51%
2009	0.00%	139,765	12.694296	1,774,218	2.76%	23.62%
2008	0.00%	139,263	10.268574	1,430,033	0.65%	-36.03%
2007	0.00%	118,346	16.053419	1,899,858	0.60%	-16.07%
2006	0.00%	90,590	19.126109	1,732,634	0.97%	30.08%
Ivy Fund Variable Insurance Portfolios, Inc. -Science and Technology (WRSTP)
2010	0.00%	949,228	16.629737	15,785,412	0.00%	12.75%
2009	0.00%	997,593	14.748821	14,713,321	0.00%	43.84%
2008	0.00%	1,022,358	10.253587	10,482,836	0.00%	-33.89%
2007	0.00%	995,918	15.509679	15,446,368	0.00%	24.37%
2006	0.00%	954,284	12.470902	11,900,782	0.00%	7.87%
Ivy Fund Variable Insurance Portfolios, Inc. -Small Cap Growth (WRSCP)
2010	0.00%	746,183	17.067964	12,735,825	0.00%	28.85%
2009	0.00%	768,404	13.246632	10,178,765	0.42%	34.72%
2008	0.00%	776,562	9.832546	7,635,581	0.00%	-39.18%
2007	0.00%	778,954	16.165468	12,592,156	0.00%	13.52%
2006	0.00%	776,382	14.240650	11,056,184	0.00%	5.05%
Ivy Fund Variable Insurance Portfolios, Inc. -Small Cap Value (WRSCV)
2010	0.00%	160,257	17.614068	2,822,778	0.08%	26.41%
2009	0.00%	170,711	13.933760	2,378,646	0.00%	29.15%
2008	0.00%	170,721	10.789038	1,841,915	0.23%	-26.13%
2007	0.00%	132,684	14.605591	1,937,928	0.01%	-4.13%
2006	0.00%	114,326	15.234712	1,741,724	0.17%	16.84%
Ivy Fund Variable Insurance Portfolios, Inc. -Value (WRVP)
2010	0.00%	542,579	15.817295	8,582,132	0.90%	18.71%
2009	0.00%	553,829	13.324698	7,379,604	2.05%	26.64%
2008	0.00%	557,298	10.521580	5,863,656	0.25%	-33.81%
2007	0.00%	562,272	15.896826	8,938,340	0.94%	1.90%
2006	0.00%	577,038	15.600969	9,002,352	1.19%	16.88%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.00%	123,102	12.947999	1,593,925	3.83%	3.96%
2010	Contract owners equity:				$175,699,550
2009	Contract owners equity:				$154,441,765
2008	Contract owners equity:				$119,375,420
2007	Contract owners equity:				$161,353,622
2006	Contract owners equity:				$123,128,108

*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.